Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Related Party Transactions	Related Party Transactions
Key management personnel compensation

	Year-ended December 31,
	2025	2024
Short-term employee benefits	$9,124	$7,206
Termination benefits	1,414	1,394
Share-based compensation	31,507	2,867
Total	$42,045	$11,467